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               Supplement to the Prospectus dated August 31, 2001
                                       for

                            UBS PaineWebber'sm' RMA'r'
                             Money Market Portfolio
                            U.S. Government Portfolio
                                  Tax-Free Fund
                         California Municipal Money Fund
                         New Jersey Municipal Money Fund
                          New York Municipal Money Fund

                                                                   April 8, 2002

Dear Investor,

This is a supplement to the Prospectus for the above listed funds. The purpose of the supplement is to notify you of the following:

1.   Name Changes.

     Brinson Advisors, Inc., the funds' investment sub-advisor, sub-administrator and principal underwriter, has changed its name to "UBS Global Asset Management (US) Inc." References to "Brinson Advisors, Inc." are replaced with "UBS Global Asset Management (US) Inc." References to "Brinson Advisors" are replaced with "UBS Global AM."

2.   Investment Policy Changes:

     Each fund (other than Money Market Portfolio) is changing its investment policies as a result of a new rule promulgated by the Securities and Exchange Commission. This rule generally requires a fund with a name suggesting that it focuses on a particular type of investment (e.g., a fund calling itself the ABC Government Fund) to invest at least 80% of its net assets in the type of investment suggested by its name. The changes to the investment policies become effective on April 8, 2002. These changes are not expected to affect materially portfolio management.

     Accordingly, the following changes are made to the section captioned "Principal Investment Strategies" for the indicated fund. The "Principal Investment Strategies" section for a fund is found at the beginning of the prospectus on the page that starts with a fund's name followed by the heading "Investment Objective, Strategies and Risks."

                                                                 Item No. ZS-131


UBS PaineWebber is a service mark of UBS AG.
RMA is a registered service mark of UBS PaineWebber Inc.

A.   U.S. Government Portfolio

     The last sentence in the second paragraph in this section is replaced with the following:

         Under normal circumstances, the fund invests at least 80% of its net assets in U.S. government securities, including government securities subject to repurchase agreements. Many U.S. government money market instruments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states.

B.   Tax-Free Fund

     The last two sentences in the second paragraph in this section are replaced with the following:

         Under normal circumstances, the fund will invest at least 80% of its net assets in investments the income from which is exempt from federal income tax. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

C.   California Municipal Money Fund

     The last sentence in the second paragraph in this section is replaced with the following:

         Under normal circumstances, the fund will invest at least 80% of its net assets in California municipal securities. "California municipal securities" are securities issued by the State of California, its municipalities and public authorities and other issuers that pay interest that is exempt from federal income tax as well as California personal income tax. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in California municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.






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D.   New Jersey Municipal Money Fund

     The last sentence in the second paragraph in this section is replaced with the following:

         Under normal circumstances the fund will invest at least 80% of its net assets in New Jersey municipal securities. "New Jersey municipal securities" are securities issued by the State of New Jersey, its municipalities and public authorities and other issuers that pay interest that is exempt from federal income tax as well as New Jersey personal income tax. Under normal circumstances, the fund may invest only up to 20% of its net assets in New Jersey municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

E.   New York Municipal Money Fund

     The last sentence in the second paragraph in this section is replaced with the following:

         Under normal circumstances, the fund will invest at least 80% of its net assets in New York municipal securities. "New York municipal securities" are securities issued by the State of New York, its municipalities and public authorities and other issuers if the municipal securities pay interest that is exempt from federal income tax as well as New York State and New York City personal income taxes. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in New York municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.






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   Supplement to the Statement of Additional Information dated August 31, 2001 for

                            UBS PaineWebber'sm' RMA'r'
                             Money Market Portfolio
                            U.S. Government Portfolio
                                  Tax-Free Fund
                         California Municipal Money Fund
                         New Jersey Municipal Money Fund
                          New York Municipal Money Fund

                                                                   April 8, 2002

Dear Investor,

This is a supplement to the Statement of Additional Information for the above listed funds. The purpose of the supplement is to notify you of the following:

1.   Name Changes:

     Brinson Advisors, Inc., the funds' investment sub-advisor, sub-administrator and principal underwriter, has changed its name to "UBS Global Asset Management (US) Inc." References in the Statement of Additional Information to "Brinson Advisors, Inc." are replaced with "UBS Global Asset Management (US) Inc." References to "Brinson Advisors" are replaced with "UBS Global AM."

     The name of Brinson Partners, Inc., an affiliate of UBS Global Asset Management (US) Inc., was changed to "UBS Global Asset Management (Americas) Inc." References in the Statement of Additional Information to "Brinson Partners, Inc." are replaced with "UBS Global Asset Management (Americas) Inc." References to "Brinson Partners" are replaced with "UBS Global AM (Americas)."

2.   Investment Policy Changes:

     Each fund (other than Money Market Portfolio) is changing its investment policies as a result of a new rule promulgated by the Securities and Exchange Commission. This rule generally requires a fund with a name suggesting that it focuses on a particular type of investment (e.g., a fund calling itself the ABC Government Fund) to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the type of investment suggested by its name. The changes to the investment policies become effective on April 8, 2002. These changes are not expected to affect materially portfolio management.

     U.S. Government Portfolio has adopted these changes as "non-fundamental" policies. This means that these investment policies may be changed by the fund's board without shareholder approval. However, U.S. Government Portfolio has also

                                                                 Item No. ZS-142


UBS PaineWebber is a service mark of UBS AG.
RMA is a registered service mark of UBS PaineWebber Inc.





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     adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change to its 80% investment policy.

     The 80% policy adopted by each of Tax-Free Fund, California Municipal Money Fund, New Jersey Municipal Money Fund and New York Municipal Money Fund is a "fundamental" investment policy; each of these funds may not deviate from its 80% policy without the approval of its shareholders.

     For convenience of presentation, the funds have not repeated the above noted parenthetical regarding borrowings each time a percentage test is recited; however, the funds will interpret these new policies as if the following phrase appeared immediately after the words "net assets"; "(plus the amount of any borrowing for investment purposes)." If subsequent to an investment, a fund's 80% policy is no longer met (e.g., a fund receives a very large influx of cash to invest from new shareholders), then under normal circumstances, the fund's future investments will be made in a manner that will bring the fund's investments back in line with the 80% threshold.

     Accordingly, the changes detailed in Items A through E below are being made to the discussion of the indicated fund's investment policies in the section captioned "THE FUNDS AND THEIR INVESTMENT POLICIES" which is found at the beginning of the Statement of Additional Information. Item D below also contains an additional minor investment policy change for New Jersey Municipal Money Fund. This additional change is not directly related to the new fund name rule but is intended to bring New Jersey Municipal Money Fund's investment policies more in line with those of the other single state municipal money market funds.

A.   U.S. Government Portfolio

     On page 2, the second and third sentences of the first paragraph in the section for this fund are replaced with the following:

         Under normal circumstances, the fund invests at least 80% of its net assets in U.S. government securities, including government securities subject to repurchase agreements. The fund may also invest in the securities of other investment companies that invest in these instruments.

B.   Tax-Free Fund

     On page 3, the second sentence of the first paragraph in the section for this fund is replaced with the following:

         Under normal circumstances, the fund will invest at least 80% of its net assets in investments the income from which is exempt from federal income tax. The fund invests primarily in money

                                       2






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         market instruments issued by states, municipalities, public authorities and other issuers, the interest on which is exempt from federal income tax ("municipal securities").

     On page 3, the second paragraph in the section for this fund is replaced with the following:

         Under normal market conditions, the fund intends to invest in municipal securities that pay AMT exempt interest - that is, interest that is not an item of tax preference for purposes of the federal alternative minimum tax ("AMT"). However, the fund may invest in securities that pay interest that is subject to the AMT if, in UBS Global AM's judgment, market conditions warrant; however, under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the AMT.

C.   California Municipal Money Fund

     On page 3, the second sentence of the first paragraph in the section for this fund is replaced with the following:

         Under normal circumstances, the fund will invest at least 80% of its net assets in California municipal securities. "California municipal securities" are securities issued by the State of California, its municipalities and public authorities and other issuers that pay interest that is exempt from federal income tax as well as California personal income tax.

     On page 3, the second paragraph in the section for this fund is replaced with the following:

         Under normal market conditions, the fund intends to invest in California municipal securities that pay AMT exempt interest - that is, interest that is not an item of tax preference for purposes of the federal alternative minimum tax ("AMT"). However, the fund may invest in securities that pay interest that is subject to the AMT if, in UBS Global AM's judgment, market conditions warrant; however, under normal circumstances, the fund may invest only up to 20% of its net assets in California municipal securities that pay interest that is an item of tax preference for purposes of the AMT.

D.   New Jersey Municipal Money Fund

     On page 3, the second sentence of the first paragraph in the section for this fund is replaced with the following:

         Under normal circumstances the fund will invest at least 80% of its net assets in New Jersey municipal securities. "New Jersey

                                       3






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         municipal securities" are securities issued by the State of New Jersey, its municipalities and public authorities and other issuers that pay interest that is exempt from federal income tax as well as New Jersey personal income tax.

     On the top of page 4, the first full sentence, which contains an investment restriction on investments in participation interests, is deleted. (A similar restriction does not appear in the investment policy sections for the other single state municipal money market funds. It is being deleted to make the investment policies more consistent.)

     At the top of page 4, the first full paragraph is replaced with the following:

         Under normal circumstances, the fund may invest only up to 20% of its net assets in New Jersey municipal securities that pay interest that is an item of tax preference for purposes of the federal alternative minimum tax ("AMT").

E.   New York Municipal Money Fund

     On page 4, the second sentence of the first paragraph in the section for this fund is replaced with the following:

         Under normal circumstances, the fund will invest at least 80% of its net assets in New York municipal securities. "New York municipal securities" are securities issued by the State of New York, its municipalities and public authorities and other issuers that pay interest that is exempt from federal income tax as well as New York State and New York City personal income taxes.

     On page 4, the second paragraph in the section for this fund is replaced with the following:

         Under normal market conditions, the fund intends to invest in New York municipal securities that pay AMT exempt interest - that is, interest that is not an item of tax preference for purposes of the federal alternative minimum tax ("AMT"). However, the fund may invest in securities that pay interest that is subject to the AMT if, in UBS Global AM's judgment, market conditions warrant; however, under normal circumstances, the fund may invest only up to 20% of its net assets in New York municipal securities that pay interest that is an item of tax preference for purposes of the AMT.

                                       4




                          STATEMENT OF DIFFERENCES
                          ------------------------

 The registered trademark symbol shall be expressed as.................. 'r'
 The service mark symbol shall be expressed as.......................... 'sm'